20 Financial instruments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Other financial liabilities [member] | Amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	[1]		R$ 516,933
Fair value financial liabilities	[1]		516,933
Trade payables [member] | Amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		R$ 9,953,548	9,120,826
Fair value financial liabilities		9,953,548	9,120,826
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		42,422,544	29,518,199
Fair value financial liabilities		46,118,050	30,084,745
Braskem idesa borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		12,429,659	10,326,084
Fair value financial liabilities		15,897,373	10,009,312
Loan to non-controlling shareholder of braskem idesa [member | Amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		3,222,493	2,395,887
Fair value financial liabilities		3,222,493	2,395,887
Leniency agreement [member] | Amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		1,474,350	1,742,268
Fair value financial liabilities		1,474,350	1,742,268
Level 2 [member] | Borrowings [member] | Amortized cost [member] | Foreign currency - other borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		5,959,493	3,567,336
Fair value financial liabilities		6,371,070	3,218,410
Level 2 [member] | Borrowings [member] | Amortized cost [member] | Local Currency [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		1,499,400	1,367,538
Fair value financial liabilities		2,591,920	1,075,803
Level 2 [member] | Braskem idesa borrowings [member] | Amortized cost [member] | Project finance [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		7,700,072	6,685,703
Fair value financial liabilities		11,486,114	6,116,434
Level 2 [member] | Debentures [member] | Amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		236,115	274,567
Fair value financial liabilities		248,778	293,282
Level 1 [member] | Borrowings [member] | Amortized cost [member] | Foreign currency - bond [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		34,963,651	24,583,325
Fair value financial liabilities		37,155,060	25,790,532
Level 1 [member] | Braskem idesa borrowings [member] | Amortized cost [member] | Bond [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities		4,729,587	3,640,381
Fair value financial liabilities		4,411,259	3,892,878
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets		13,862,852	6,803,880
Fair value financial assets		13,862,852	6,803,880
Cash and cash equivalents [member] | Cash and banks [member] | Amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets		1,946,963	2,303,231
Fair value financial assets		1,946,963	2,303,231
Cash and cash equivalents [member] | Financial investments in brazil [member] | Fair Value Through Profit or Loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets		8,271,312	1,963,185
Fair value financial assets		8,271,312	1,963,185
Cash and cash equivalents [member] | Financial Investments Abroad [member] | Fair Value Through Profit or Loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets		3,644,577	2,537,464
Fair value financial assets		3,644,577	2,537,464
Financial investments [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets		3,642,791	1,697,212
Fair value financial assets		3,642,791	1,697,212
Financial investments [member] | Letras financeiras do tesouro - LFT [member] | Fair Value Through Profit or Loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets		2,163,042	1,588,426
Fair value financial assets		2,163,042	1,588,426
Financial investments [member] | Time Deposit Investments [member] | Amortized Cost [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets		53,941	38,759
Fair value financial assets		53,941	38,759
Financial investments [member] | Other [member] | Fair Value Through Profit or Loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets		1,425,808	70,027
Fair value financial assets		1,425,808	70,027
Trade accounts receivables [member] | Fair Value Through Profit or Loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets		78,116	60,403
Fair value financial assets		78,116	60,403
Trade accounts receivables [member] | Amortized Cost [member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets		4,677,092	2,246,248
Fair value financial assets		R$ 4,677,092	R$ 2,246,248

[1]	Amount received due to the assignment of an agreement to supply ethylene to the client, without recourse, settled in 2020.